Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Values Of Financial Instruments [Abstract]
Estimated Fair Values and Recorded Book Balances
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2022
Assets
Cash and due from banks	$70,180	$70,180	$70,180	$—	$—
Interest bearing deposits	4,191	4,191	4,191	—	—
Securities available for sale	779,347	779,347	—	779,347	—
Securities held to maturity	374,818	335,418	—	335,418	—
Federal Home Loan Bank and Federal Reserve Bank Stock	17,653	NA	NA	NA	NA
Net loans and loans held for sale	3,459,802	3,185,518	20,367	26,518	3,138,633
Accrued interest receivable	16,513	16,513	1	6,503	10,009
Derivative financial instruments	39,747	39,747	—	39,747	—
Liabilities
Deposits with no stated maturity (1)	$3,798,848	$3,798,848	$3,798,848	$—	$—
Deposits with stated maturity (1)	580,221	573,739	—	573,739	—
Other borrowings	86,006	86,006	—	86,006	—
Subordinated debt	39,433	41,058	—	41,058	—
Subordinated debentures	39,660	38,982	—	38,982	—
Accrued interest payable	2,287	2,287	415	1,872	—
Derivative financial instruments	19,127	19,127	—	19,127	—
2021
Assets
Cash and due from banks	$51,069	$51,069	$51,069	$—	$—
Interest bearing deposits	58,404	58,404	58,404	—	—
Securities available for sale	1,412,830	1,412,830	—	1,412,830	—
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,948,074	2,931,079	35,233	55,470	2,840,376
Accrued interest receivable	12,865	12,865	1	6,028	6,836
Derivative financial instruments	12,283	12,283	—	12,283	—
Liabilities
Deposits with no stated maturity (1)	$3,781,298	$3,781,298	$3,781,298	$—	$—
Deposits with stated maturity (1)	335,792	336,006	—	336,006	—
Other borrowings	30,009	30,155	—	30,155	—
Subordinated debt	39,357	44,999	—	44,999	—
Subordinated debentures	39,592	33,866	—	33,866	—
Accrued interest payable	497	497	67	430	—
Derivative financial instruments	5,961	5,961	—	5,961	—
NA – Not applicable

(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $555.781 million and $562.210 million at December 31, 2022 and 2021, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $46.794 million and $24.416 million at December 31, 2022 and 2021, respectively.